Noncontrolling Interests - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2012	Mar. 31, 2012	Feb. 21, 2014
Noncontrolling Interest [Line Items]
Controlling interest percentage						100.00%
Distribution to partners	$ 3,150	$ 8,325
Verizon Wireless
Noncontrolling Interest [Line Items]
Dividends payable, date declared		2012-11	2013-05	2012-11	2011-07
Distribution to partners			7,000	8,500	10,000
Verizon Wireless | Paid by Verizon Wireless to Vodafone Group Plc
Noncontrolling Interest [Line Items]
Distribution to partners			$ 3,150	$ 3,800	$ 4,500